Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 238,940	$ 4,901
Restricted cash	1,217	1,167
Prepaid expenses and other current assets	5,361	793
Total current assets	245,518	6,861
Property and equipment, net	4,501	1,836
Restricted cash	75	326
Other non-current assets	105	0
TOTAL ASSETS	250,199	9,023
CURRENT LIABILITIES:
Accounts payable	1,572	522
Accrued and other current liabilities	6,487	2,194
Deferred revenue	3,663	0
Notes payable	1,900	5,678
Total current liabilities	13,622	8,394
Notes payable	1,869	19
Warrant liabilities	0	3,329
Derivative liabilities	0	22,911
Earnout warrant liabilities	1,476	0
Public warrant liabilities	18,666	0
Private warrant liabilities	8,855	0
Other non-current liabilities	552	2,258
TOTAL LIABILITIES	45,040	36,911
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.0001 par value, 200,000,000 shares authorized, none issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock ($0.0001 par value; 2,000,000,000 shares authorized, 151,839,058 and 58,919,345 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	16	6
Common stock warrants	0	153
Additional paid-in capital	745,753	35,446
Accumulated deficit	(540,610)	(63,493)
Total stockholders' equity (deficit)	205,159	(27,888)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 250,199	$ 9,023